Note 2 - Fresh Start Accounting - Cumulative Impact of the Reorganization Adjustments (Details)	May 05, 2016 USD ($)
Elimination of existing intangible assets	$ (2,406,457)	[1],[2],[3],[4]
Elimination of prepaid Angel expenses	(16,053)	[5],[6],[7],[8]
Elimination of Angel deferred revenue	899,920	[9],[10]
Termination of debt agreements and accrued interest	44,066,121	[11],[12]
Elimination of various payables and accruals	773,756	[13],[14]
Cancellation of existing equity	126,917,235	[15],[16]
	$ 170,234,522	[17],[18]

[1]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[2]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[3]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[4]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[5]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[6]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[7]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[8]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[9]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[10]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[11]	Pursuant to the Plan of Reorganization, the Company's obligations under the Deerfield Facility Agreement including accrued interest were cancelled and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.
[12]	Pursuant to the Plan of Reorganization, the Company's obligations under the Deerfield Facility Agreement including accrued interest were cancelled and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.
[13]	Represents claims not expected to be settled in cash.
[14]	Represents claims not expected to be settled in cash.
[15]	Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not limited to all shares of the Company's common stock, $0.0001 par value per share (including its redeemable common stock) (the "Old Common Stock"), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as direct charge to retained earnings (deficit).
[16]	Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not limited to all shares of the Company's common stock, $0.0001 par value per share (including its redeemable common stock) (the "Old Common Stock"), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as direct charge to retained earnings (deficit).
[17]	Represents the cumulative impact of the reorganization adjustments: Description Adjustment Amount Elimination of existing intangible assets (a) $ (2,406,457) Elimination of prepaid Angel expenses (b) (16,053) Elimination of Angel deferred revenue (c) 899,920 Termination of debt agreements and accrued interest (d) 44,066,121 Elimination of various payables and accruals (e) 773,756 Cancellation of existing equity (f) 126,917,235 $170,234,522
[18]	Represents the cumulative impact of the reorganization adjustments: Description Adjustment Amount Elimination of existing intangible assets (a) $ (2,406,457) Elimination of prepaid Angel expenses (b) (16,053) Elimination of Angel deferred revenue (c) 899,920 Termination of debt agreements and accrued interest (d) 44,066,121 Elimination of various payables and accruals (e) 773,756 Cancellation of existing equity (f) 126,917,235 $170,234,522